Cover	Feb. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 05, 2026
Entity File Number	000-55818
Entity Registrant Name	BioCrude Technologies USA, Inc.
Entity Central Index Key	0001690384
Entity Tax Identification Number	81-2924160
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1255 Phillips Square
Entity Address, Address Line Two	Suite 605
Entity Address, Address Line Three	Montreal
Entity Address, City or Town	QB
Entity Address, Country	CA
Entity Address, Postal Zip Code	H3B 3G5
City Area Code	514
Local Phone Number	840-9719
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false